Goldman Sachs Short Duration High Yield Fund Average Annual Total Returns - Class A C Inst Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	61 Months Ended	120 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
ICE Bank of America Three-Month US Treasury Bill Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.24%	2.46%		1.77%
Bloomberg US High Yield Ba/B 1-5 Year Total Return USD Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.08%	4.45%		4.71%
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.33%)	(0.39%)	1.35%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		1.91%	2.04%		2.00%
Performance Inception Date	Apr. 30, 2014
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.05%	2.04%		1.62%	[1]
Performance Inception Date	Apr. 30, 2014
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.23%	3.14%		2.73%
Performance Inception Date	Jun. 15, 2009
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.65%	1.07%		0.75%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.65%	1.50%		1.19%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.28%	3.08%		2.64%
Performance Inception Date	Apr. 30, 2014
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.24%	3.15%		2.74%	[2]
Performance Inception Date	Nov. 30, 2017

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.
[2]	Class R6 Shares commenced operations on November 30, 2017. Prior to that date, the performance of Class R6 Shares shown in the table above is that of Institutional Shares (for the period between March 24, 2014 and November 30, 2017). Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.